SHARE CAPITAL	12 Months Ended
Aug. 31, 2021
Disclosure Of Share Capital Information [Abstract]
Share Capital	SHARE CAPITAL
i.    Authorized share capital
The authorized share capital of the Company is an unlimited number of Common Shares without par value and an unlimited number of preferred shares without par value. All issued shares, consisting only of Common Shares, are fully paid and non-assessable.

ii.    Issued share capital
As at August 31, 2021 , the Company’s issued and outstanding share capital consisted of 298,786,023 (August 31, 2020 – 194,511,061) Common Shares with a carrying value of $730,803 (August 31, 2020 - $420,673).

iii.    Issuances of share capital
Acquisition of Edibles and Infusions Corporation
On April 6, 2021, the Company issued 5,045,873 Common Shares as a result of the acquisition of The Edibles and Infusions Corporation ("EIC"), as described in Note 28, for share consideration of $22,000. The Company incurred acquisition-related costs of $620 on legal fees and due diligence costs. Of these costs $555 have been included in the statement of operations and comprehensive loss and $65 have been capitalized to share capital.

Subsequent to August 31, 2021 , the Company issued 1,039,192 Common Shares on EIC's achievement of the first milestone earnout set in the EIC share purchase agreement (Note 30).

Private placement - Organigram and BAT Strategic Investment and Product Development Collaboration ("PDC")
On March 10, 2021, the Company received a $221,211 strategic investment from a wholly-owned subsidiary of BAT, which subscribed to 58,336,392 Common Shares of the Company at $3.792 per common share, which represented an approximate 19.9% equity interest in the Company on a post-transaction basis. As described in Note 13, $2,740 of the gross proceeds were allocated to derivative liabilities with the residual, $218,471, which represents the value allocated to the Common Shares, being recorded in share capital. Share issuance costs of $1,174 in the form of listing fees, agents’ commissions, regulatory fees, and legal and professional fees, were allocated to the Common Shares recorded in share capital.

Concurrent with the investment, as described in Note 27, Organigram Inc. and BAT also entered into the PDC Agreement pursuant to which a “Centre of Excellence” ("CoE") was established to focus on developing the next generation of cannabis products. To satisfy the obligations of the Company under the PDC agreement, $31,109 of the gross proceeds received was required to be segregated from the Company's regular cash in order to satisfy the obligations of the Company under the PDC Agreement. Since the cash is restricted from being exchanged or used for any other purpose the Company has classified it as restricted funds on the statement of financial position under non-current assets. It will be drawn down based on spending of the COE and upon approval of the COE steering committee.

Unit offering
On November 12, 2020, the Company completed an underwritten public offering for gross proceeds of $69,143 as described in Note 13. 37,375,000 Units of the Company were issued at a price of $1.85 per Unit. Each Unit is comprised of one Common Share of the Company and one half of one Warrant of the Company, therefore resulting in 37,375,000 Common Shares and 18,687,500 Warrants being issued. As described in Note 13, $12,894 of the gross proceeds was allocated to derivative liabilities with the residual, $56,249, which represents the value allocated to the Common Shares, being recorded in share capital. Share issue costs were $4,305 which included a 5% cash commission of $3,457 paid to placement agents with the balance related to filing, legal, and other professional fees directly related to the offering. Of the total, $803 of the share issue costs were allocated to the derivative liabilities and expensed in the consolidated statement of operations and comprehensive loss and the balance of $3,502 was allocated to the Common Shares recorded in share capital.

At-the-market (“ATM”) equity financing – December 2019 Offering
On December 4, 2019, the Company established an at-the-market equity program (the “December 2019 ATM Program”) that allowed the Company to issue up to $55,000 (or its U.S. dollar equivalent) of Common Shares from treasury to the public. Common Shares sold in the December 2019 ATM Program were sold through the TSX or the NASDAQ at the prevailing market price at the time of sale.

Subject to securities laws and stock exchange requirements, the volume and timing of distributions under the December 2019 ATM Program were determined in the Company’s sole discretion. All of the Common Shares issuable pursuant to the December 2019 ATM Program were issued as of February 13, 2020. The Company has used the net proceeds of the December 2019 ATM Program to fund capital projects, for general corporate purposes and to repay indebtedness. As Common Shares distributed in the December 2019 ATM Program were issued and sold at the prevailing market price at the time of the sale, prices varied among purchasers during the period of the distribution.

Distributions of the Common Shares through the December 2019 ATM Program were made pursuant to the terms of an equity distribution agreement dated December 4, 2019 among the Company, BMO Nesbitt Burns Inc., as Canadian agent, and BMO Capital Markets Corp., as U.S. agent (collectively, the “agents”).

The Company issued 16,201,183 Common Shares during the three months ended February 29, 2020 for gross proceeds of $54,966 at a weighted average price of $3.39 per common share. Net proceeds realized were $52,885 after agents’ commissions of $1,100, regulatory fees of $12, and legal and professional fees of $969. Proceeds were raised in both USD (for shares sold through the NASDAQ) and CAD (for shares sold through the TSX) and the weighted average share price was calculated using the spot rate on the day of settlement.

At-the-market (ATM) equity financing – April 2020 Offering
On April 22, 2020, the Company established an at-the-market equity program (the “April 2020 ATM Program”) that allowed the Company to issue up to $49,000 (or its U.S. dollar equivalent) of common shares from treasury to the public, at the Company’s discretion. Any common shares sold in the April 2020 ATM Program were sold through the TSX or the NASDAQ at the prevailing market price at the time of sale.

Subject to securities laws and stock exchange requirements, the volume and timing of distributions under the April 2020 ATM Program were determined in the Company’s sole discretion. All of the common shares issuable pursuant to the April 2020 ATM Program, were issued as of June 8, 2020. The Company has used, and intends to continue to use, the net proceeds of the April 2020 ATM Program to fund capital projects, for general corporate purposes and to repay indebtedness. As common shares distributed in the April 2020 ATM Program were issued and sold at the prevailing market price at the time of the sale, prices varied among purchasers during the period of the distribution.

Distributions of the common shares through the April 2020 ATM Program were made pursuant to the terms of an equity distribution agreement dated April 22, 2020 among the Company and the agents.
The Company issued 14,035,278 common shares during the three months ended May 31, 2020 for gross proceeds of $31,069 at a weighted average price of $2.21 per common share. The Company subsequently completed its April ATM Program on June 8, 2020, by issuing the remaining Common Shares under the ATM, which comprised of 7,044,951 Common Shares for gross proceeds of $17,915 at a weighted average price of $2.54 per Common Share. In aggregate, the Company issued 21,080,229 Common Shares under the April 2020 ATM Program during the year ended August 31, 2020 for gross proceeds of $48,785 at a weighted average price of $2.31 per Common Share. Net proceeds realized were $47,112 after agents' commissions of $975, regulatory fees of $1, and legal and professional fees of $697. Proceeds were raised in both USD (for shares sold through the NASDAQ) and CAD (for shares sold through the TSX) and the weighted average share price was calculated using the spot rate on the day of settlement.
Exercise of stock options
During the year ended August 31, 2021 , 1,691,498 (August 31, 2020 – 879,240) share options were exercised at an average exercise price of $2.38 (August 31, 2020 - $1.21) for cash proceeds of $4,027 (August 31, 2020 - $1,069) and an increase of $6,268 (August 31, 2020 - $1,786) to share capital and a decrease to equity reserves of $2,241 (August 31, 2020 - $717).

Exercise of restricted share units ("RSU")
During the year ended August 31, 2021 , 80,491 (August 31, 2020 – 154,062) RSUs were exercised for an increase of $382 (August 31, 2020 - $765) to share capital and a decrease to equity reserves of $382 (August 31, 2020 - $765).

Exercise of performance share units ("PSU")
During the year ended August 31, 2021 , 1,858 (August 31, 2020 – nil) PSUs were exercised for an increase of $9 (August 31, 2020 - $nil) to share capital and a decrease to equity reserves of $9 (August 31, 2020 - $nil).

Exercise of warrants
During the year ended August 31, 2021 , certain holders exercised 1,743,850 Warrants at $2.50 per share for as described in Note 13, cash proceeds of $4,360 and an increase to share capital of $11,492.
iv.    Share-based compensation
On February 25, 2020 (the “Approval Date”), the Company’s shareholders approved a new omnibus equity incentive plan (the “New Equity Incentive Plan”) that governs grants made on or after the Approval Date. Grants made prior to the Approval Date will continue to be governed under the terms of the plan under which they were granted including the Company’s 2011 stock option plan and its 2017 equity incentive plan (the “2017 Equity Incentive Plan”), however, no new grants may be made under such plans.

Total share-based compensation charges, including those related to production employees that are charged to biological assets and inventory and amounts amortized from prepaid expenses and deferred charges, for the year ended August 31, 2021 were $3,896 (August 31, 2020 – $7,796).
Stock options
The following table summarizes changes in the Company’s outstanding stock options for the year ended August 31, 2021 and August 31, 2020:

	NUMBER	WEIGHTED AVERAGE EXERCISE PRICE
Balance - August 31, 2019	8,833,194	$4.23
Granted	2,125,000	$3.21
Exercised	(879,240)	$1.21
Cancelled / Forfeited	(814,633)	$6.20
Balance - August 31, 2020	9,264,321	$4.05
Granted	1,255,000	$2.72
Exercised	(1,691,498)	$2.38
Cancelled / Forfeited	(1,030,550)	$6.76
Balance - August 31, 2021	7,797,273	$3.84
The following is a summary of the outstanding stock options as at August 31, 2021 :

OPTIONS OUTSTANDING			OPTIONS EXERCISABLE
Range of Exercise Prices	Quantity Outstanding	Weighted Average Remaining Contractual Life (years)	Quantity Exercisable
$0.30 - $1.10	598,433	3.4	598,433
$1.11 - $2.18	892,000	7.9	524,201
$2.19 - $2.44	1,630,000	7.0	1,037,617
$2.45 - $3.61	1,451,078	7.2	1,031,695
$3.62 - $5.08	1,844,211	7.5	1,471,544
$5.09 - $8.02	571,251	7.2	571,251
$8.03 - $11.27	810,300	7.7	793,585
	7,797,273	7.1	6,028,326
Options outstanding have exercise prices that range from $0.30 to $11.27 with a weighted average contractual remaining life of 7.1 years. Total share-based compensation charges, including related to production employees that are charged to biological assets and inventory and amounts amortized from prepaid expenses and deferred charges, for the year ended August 31, 2021 were $2,921 (August 31, 2020 – $6,127) related to the Company’s stock option plan. The fair value of options granted during the year ended August 31, 2021 was $2,169 (August 31, 2020 - $3,743). These options are measured at fair value at the date of grant and are expensed over the option’s vesting period, which typically ranges from two-to three-year terms with options vesting in annual tranches evenly over this time period. In determining the amount of share-based compensation related to the options, the Company used the Black-Scholes option pricing model to establish the fair value of options granted.
The following is the range of assumptions for the years ended August 31, 2021 and 2020:

	AUGUST 31, 2021	AUGUST 31, 2020
Risk free interest rate	0.42% - 1.62%	0.45% - 1.65%
Expected life of options	5.0 - 6.5 years	5.0 - 6.0 years
Expected annualized volatility	68% - 98%	72% - 85%
Expected dividend yield	—	—
Forfeiture rate	7.5% - 11.4%	8.0% - 8.7%

Expected volatility was estimated by using the weighted average historical volatility of the Company. The expected life in years represents the period of time that options granted are expected to be outstanding. The risk-free rate is based on Government of Canada bonds with a remaining term equal to the expected life of the options. The forfeiture rate is calculated based on historical experience.

Equity incentive plan
As of August 31, 2021 , the Company has granted both RSUs and PSUs under the 2017 Equity Incentive Plan and under the New Equity Incentive Plan. The grant price of any RSU or PSU was determined based on market price calculated in accordance with TSX rules at the time of grant and with respect to PSUs, adjusted for any non-market and market performance vesting conditions in accordance with IFRS 2.
The following table summarizes the movements in the Company’s outstanding RSUs:

NUMBER
Balance - August 31, 2019	842,362
Granted	265,258
Exercised	(154,062)
Cancelled / Forfeited	(41,718)
Balance - August 31, 2020	911,840
Granted	416,063
Exercised	(80,491)
Cancelled / Forfeited	(61,240)
Balance - August 31, 2021	1,186,172
The estimated fair value of the equity settled RSUs granted during the year ended August 31, 2021 was $748 (August 31, 2020 - $1,037), which was based on the Company’s share price at the grant date and will be recognized as an expense over the vesting period of the RSUs, which is over a period of one and three years for most grants. For the year ended August 31, 2021 , $1,226 (August 31, 2020 - $1,576) has been recognized as share-based compensation expense.
The following table summarizes the movements in the Company’s outstanding PSUs:

NUMBER
Balance - August 31, 2019	—
Granted	142,187
Exercised	—
Cancelled / Forfeited	(22,129)
Balance - August 31, 2020	120,058
Granted	440,477
Exercised	(1,858)
Cancelled / Forfeited	(86,830)
Balance - August 31, 2021	471,847
The estimated fair value of the equity settled PSUs granted during the year ended August 31, 2021 was $472 (August 31, 2020 - $305), which was based on the Company’s share price at the grant date, adjusted for an estimate of likelihood of forfeiture, and will be recognized as an expense over the vesting period of the PSUs, which is during the year granted. For the year ended August 31, 2021 , $381 (August 31, 2020 - $272) has been recognized as share-based compensation expense.
v.    Loss per share
Loss per share represents net loss attributable to common shareholders divided by the weighted average number of Common Shares outstanding during the period.

Diluted loss per share is calculated by dividing the applicable net loss by the sum of the weighted average number of Common Shares outstanding and all additional Common Shares, excluding any Common Shares to be issued under the contingent share consideration agreement, that would have been outstanding if potentially dilutive Common Shares had been issued during the period.

The reconciliation of the weighted average number of shares, for the purposes of diluted earnings per share, to the weighted average number of Common Shares, used in the calculation of basic loss per share for the year ended August 31, 2021 and August 31, 2020 is as follows:

	YEAR ENDED
	AUGUST 31, 2021	AUGUST 31, 2020
Weighted average number of shares used in basic loss per share	256,119,930	172,668,816
Stock options	2,757,798	4,540,182
Warrants	5,915,606	—
Top-up rights	1,129,876	—
Restricted share units	1,137,034	727,275
Performance share units	471,847	126,685
Weighted average number of shares used in diluted loss per share	267,532,091	178,062,958

The outstanding number and type of securities that could potentially dilute basic net loss per share in the future but that were not included in the computation of diluted net loss per share because to do so would have decreased the net loss per share (anti-dilutive) are as follows:

	YEAR ENDED
	AUGUST 31, 2021	AUGUST 31, 2020
Stock options	3,083,378	4,382,918
Top-up rights	898,566	—
Warrants	—	—
	3,981,944	4,382,918